Subsequent Events (Details) - USD ($)			1 Months Ended		9 Months Ended	12 Months Ended
	Oct. 01, 2016	Dec. 31, 2015	Jul. 31, 2016	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events (Textual)
Exchange for Junior Bridge Notes in the amount					$ 49,590
Convertible Notes Payable [Member]
Subsequent Events (Textual)
Senior notes			$ 200,000		$ 150,000
Interest percentage			12.00%		16.00%
Maturity date			Oct. 31, 2016		Jan. 31, 2017
Outstanding principal balance fee percentage						1.00%
Titan El Toro, LLC [Member]
Subsequent Events (Textual)
Issuance of units		64,387
Exchange for Junior Bridge Notes in the amount		$ 942,000
Debt accrued interest		$ 942,000
Owner ship percentage		100.00%
Titan Blaine, LLC [Member]
Subsequent Events (Textual)
Debt instrument description				Under the agreement Blaine will construct, at its sole expense, a CNG dispensing system (the "System") on a portion of the property owned by Walters. The System shall include the required elements as defined in the contract. The System shall only be used for the purpose of filling Walter's vehicles and authorized Blaine vehicles and trailers. Titan is required to have the System fully operational by June 2017. If the System is not fully operational by June 2017 Walters may terminate the agreement with 30 days written notice to Blaine. Blaine will be required to return the property to its pre-construction condition. Blaine shall retain ownership of all unattached movable components of the System. In addition, Blaine is responsible for all costs relating to installing the utilities required for the System as well as the costs for all ongoing system and property maintenance. The term of the agreement shall be for a period of seven years and shall commence on the date the system becomes fully operational and is first used by Walters, as defined in the agreement. Walters has the right to renew the agreement for four additional two year renewal periods. Beginning on the commencement date and through the contract term, Walters agrees to purchase 12,000 gasoline gallon equivalent (GGE) of compressed natural gas (CNG), as defined, exclusively from Blaine.
Subsequent Event [Member]
Subsequent Events (Textual)
Issuance of units	139,839